EXHIBIT LIST

Exhibit Number        Exhibit:

EX-101.INS        XBRL Instance Document
EX-101.SCH        XBRL Taxonomy Extension Schema Document
EX-101.CAL        XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF        XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB        XBRL Taxonomy Extension Label Linkbase
EX-101.PRE        XBRL Taxonomy Extension Presentation Linkbase